Government Grant Liabilities (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Government Grant Liabilities [Abstract]
Schedule of Government Grant Liabilities
$
Balance, as at September 30, 2023	1,468,296
Accretion interest expense	198,033
Foreign exchange loss (gain)	(11,734)
Balance, as at June 30, 2024	1,654,595
Current	575,833
Non-current	1,078,762

Government grant liabilities

	2023 $	2022 $	2021 $

		(Restated – note 2)	(Restated – note 2)
Balance, beginning of year	1,409,694	1,159,487	420,000
Grants received	—	178,856	191,902
Accretion interest expense	323,250	384,985	157,202
Loss (gain) on remeasurement due to changes in forecasts	(248,915)	(463,552)	410,740
Foreign exchange loss (gain)	(15,733)	149,918	(20,357)
Balance, end of year	1,468,296	1,409,694	1,159,487

Current	568,807	—	—
Non-current	899,489	1,409,694	1,159,487